Schedule of Investments TCW Artificial Intelligence ETF January 31, 2026 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 98.9%
Automobiles - 2.8%
Tesla, Inc.*	5,786	$2,490,352
Broadline Retail - 4.7%
Amazon.com, Inc.*	17,264	4,131,275
Communications Equipment - 14.3%
Arista Networks, Inc.*	37,712	5,345,299
Lumentum Holdings, Inc.*	13,254	5,193,447
Motorola Solutions, Inc.	4,885	1,966,408
		12,505,154
Electrical Equipment - 6.0%
Eaton Corp. plc	5,308	1,865,337
Vertiv Holdings Co., Class A	18,401	3,425,899
		5,291,236
Electronic Equipment, Instruments & Components - 2.9%
Celestica, Inc.*	2,879	808,970
Cognex Corp.	43,724	1,693,868
		2,502,838
Entertainment - 2.4%
Spotify Technology S.A.*	4,215	2,108,975
Interactive Media & Services - 11.1%
Alphabet, Inc., Class A	16,875	5,703,750
Meta Platforms, Inc., Class A	3,881	2,780,737
Reddit, Inc., Class A*	7,005	1,262,791
		9,747,278
IT Services - 6.1%
CoreWeave, Inc., Class A*	2,288	213,219
DigitalOcean Holdings, Inc.*	38,682	2,137,181
International Business Machines Corp.	9,693	2,972,842
		5,323,242
Machinery - 3.8%
Deere & Co.	2,435	1,285,680
Symbotic, Inc., Class A*	37,533	2,040,669
		3,326,349
Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 28.7%
ASML Holding NV	2,009	$2,858,807
Broadcom, Inc.	16,892	5,596,320
Marvell Technology, Inc.	31,578	2,492,136
Micron Technology, Inc.	8,985	3,727,697
NVIDIA Corp.	37,998	7,262,557
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	9,286	3,069,580
		25,007,097
Software - 15.1%
Cadence Design Systems, Inc.*	4,402	1,304,577
CyberArk Software Ltd.*	6,915	2,979,190
Datadog, Inc., Class A*	7,632	986,970
Microsoft Corp.	5,742	2,470,725
Nebius Group NV, Class A*	6,848	583,381
Oracle Corp.	3,364	553,647
Palo Alto Networks, Inc.*	5,787	1,024,125
Salesforce, Inc.	6,830	1,449,941
ServiceNow, Inc.*	15,004	1,755,618
		13,108,174
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	3,491	905,845
Total Common Stocks
(Cost $60,296,357)		86,447,815
	Principal
Short-Term Investments - 1.3%
Time Deposit - 1.3%
Sumitomo Mitsui Banking Corp., London 2.98% 2/2/2026
(Cost $1,147,819)	$1,147,819	1,147,819
Total Investments - 100.2%	–%
(Cost $61,444,176)		$87,595,634
Liabilities in Excess of Other Assets - (0.2)%		(135,093)
Net Assets - 100.0%	–	$87,460,541

*	Non-income producing security.

Schedule of Investments (Continued) TCW Artificial Intelligence ETF January 31, 2026 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$86,447,815	$–	$–	$86,447,815
Short-Term Investments
Time Deposit	1,147,819	–	–	1,147,819
Total Investments	$87,595,634	$–	$–	$87,595,634

*	Please refer to the Schedule of Investments to view securities segregated by industry.